14A NON-CONTROLLING INTEREST	9 Months Ended
Sep. 30, 2017
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

The subsidiaries of the Company are all direct or indirect wholly-owned subsidiaries, except for Bellsoft India Solutions Private Limited (“Bellsoft India”) and Ameritas Technologies India Private Limited, of which the Company held 76% of the equity of the company, through September 30, 2017.

The Company attributes relevant gains and losses to such non-controlling interests for every financial year. During the three months ended September 30, 2017 and 2016 and the nine months ended September 30, 2017 and 2016 the profit/(loss) attributable to the holders of non-controlling interests amounted to $(6,632) and $0 and $(18,504) and $0, respectively.